INTEREST-BEARING BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of borrowings under agreements to repurchase
		Fixed interest rate per annum	Term	December 31,
				2017	2018
	Note			RMB	RMB
Repurchase agreements

Funds obtained from
Internet funding platforms		9.7% to 14%	3 to 12 months	1,405,217,000	-
Private investment funds		10% to 16%	Less than 1 year	2,042,700,000	2,540,140,000
Asset management company		14%	Less than 1 year	-	10,000,000
Financial institution	(i)	12.1%	Within 4 years	-	1,625,676,189

Interest payable
Internet funding platforms				50,757,320	-
Private investment funds				13,440,641	20,046,580
Asset management company				-	713,425
Financial institution	(i)			-	17,323,834

Total repurchase agreements				3,512,114,961	4,213,900,028

Schedule of underlying collateral types of the gross obligations under repurchase agreements
	December 31,
	2017	2018
	RMB	RMB
Underlying collateral types of gross obligations Repurchase agreements:

Rights to earnings in the Group's subordinate tranches of consolidated VIEs	3,265,076,611	2,381,636,580
Rights to earnings in loans principal, interest and financing service fee receivables	247,038,350	189,263,425
Loans principal, interest and financing service fee receivables	-	1,643,000,023

Total repurchase agreements	3,512,114,961	4,213,900,028

Schedule of contractual maturities of the gross obligations under repurchase agreements
	Overnight	Up to30 days	30 to 90 days	Greater than 90 days	Total gross obligations
	RMB	RMB	RMB	RMB	RMB

Repurchase agreements
As of December 31,2018	-	344,050,001	569,088,175	3,300,761,852	4,213,900,028
As of December 31,2017	-	114,331,541	366,877,171	3,030,906,249	3,512,114,961

Schedule of other borrowings
Other borrowings	Note	Fixed interest rate per annum	Term	December 31,
				2017	2018
Short-term:				RMB	RMB

Investors of consolidated VIEs	(i)	7% to 13%	Less than 1 year	8,123,145,600	4,237,790,000
Investors of internet funding platforms	(ii)	9.7% to 14%	3 to 12 months	184,157,982	-
Asset management partnerships	(iii)	11% to 15%	Less than 1 year	75,000,000	78,950,000
Trust company	(iv)	10.89%	Less than 1 year	110,000,000	-
Senior tranche of asset management product which invests in the Group's loans portfolio	(v)	8.5%	Less than 1 year	25,992,786	-
Investors of wealth management product which invests in the Group's loans portfolio	(vi)	11%	Less than 1 year	-	10,423,230
Micro-credit companies	(viii)	13.5%	Less than 1 year	-	30,000,000

Long-term:
Investors of consolidated VIEs	(i)	11.8%-12.7%	Within 5 years	3,380,980,000	6,548,437,241
Senior tranche of trust plan which invests in the Group's loans portfolio	(vii)	10.24%	Within 4 years	131,263,590	82,718,203

Interest payable to
Investors of consolidated VIEs	(i)			147,849,661	121,127,920
Investors of internet funding platforms	(ii)			2,148,517	-
Asset management partnerships	(iii)			9,860,151	1,275,806
Trust company	(iv)			4,854,255	-
Senior tranche of asset management product which invests in the Group's loans portfolio	(v)			117,284	-
Senior tranche of trust plan which invests in the Group's loans portfolio	(vii)			451,391	-
Micro-credit companies	(viii)			-	153,611

Total				12,195,821,217	11,110,876,011

(i)	The financial liabilities arising from the VIEs with underlying investments in loans to customers are classified as payables in these consolidated financial statements. It is because the Group has an obligation to pay senior tranches holders upon maturity dates of the structured entities based on the related terms of those consolidated structured funds.

(ii)	The borrowings from investor of internet funding platforms are funds raised from investors like a company named Shenzhen Taotaojin, bearing interest rate from 9.7% to 14% per year. As of December 31, 2018, the borrowings have been fully paid.

(iii)	As of December 31, 2018, the borrowings from asset management partnerships are from (1) Zhuhai Longhua Qifu NO.1 Fund Partnership (Limited Partnership) with principal RMB50 million, (2) Ningbo Longhua Zhihe Investment Management Partnership (Limited Partnership) with principal RMB20 million, (3) Jilin Northeast Asia Innovation Financial Assets Trading Center Co., Ltd. with principal RMB8.95 million, bearing interest at 11%, 11.47% and 15% per year, respectively.

(iv)	The borrowings from trust company is from Shanxi Trust Limited Company, bearing interest at 10.89% per year. As of December 31, 2018, the borrowings has been fully paid.

(v)	The borrowings from senior tranche of asset management product which invests in the Group's loans portfolio are the capitals from senior tranche holders of Zhaoqian Jinjiao Fanhua Asset Management Product, bearing interest at 8.5% per year. As of December 31, 2018, the borrowings has been fully paid.

(vi)	The borrowings from Investors of wealth management product which invests in the Group's loans portfolio are the capitals from A-class purchasers of Lianda Baoli Co., Ltd., with principal RMB10.42 million on December 31, 2018, bearing interest at 11% per year.

(vii)	As of December 31, 2018, the borrowings from senior tranche of trust plan which invests in the Group's loans portfolio are the capitals from senior tranche holders of No.1 Wukuang Trust Yangguang Fanhua Plan with principal RMB82.72 million, bearing interest at 10.24% per year.

(viii)	The borrowings are from Guangdong Province Yueke Technology Micro-credit Co., Ltd. with principal RMB10 million and RMB20 million. The interest-bearing borrowings bear interest at 13.5% and 13% per year, respectively.

Schedule of aggregate annual maturities of long-term borrowing obligations
	December 31,2018
	2019	2020	2021	2022	2023	Thereafter	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Investors of consolidated VIEs	-	5,914,569,684	236,909,800	-	291,705,438	105,252,319	6,548,437,241
Senior tranche of trust plan which invests in the Group's loans portfolio	43,782,203	31,416,000	7,520,000	-	-	-	82,718,203

Total	43,782,203	5,945,985,684	244,429,800	-	291,705,438	105,252,319	6,631,155,444

Schedule of carrying amounts of pledged assets
	December 31,
	2017	2018
	RMB	RMB

Rights to earnings in the Group's subordinate tranches of consolidated VIEs	4,173,931,373	3,474,391,373
Rights to earnings in loans principal, interest and financing service fee receivables	493,413,547	554,154,772
Loans principal, interest and financing service fee receivables	-	1,539,973,217

Total	4,667,344,920	5,568,519,362